Business combinations - Narrative (Details)					7 Months Ended	12 Months Ended
	Dec. 21, 2017 USD ($)	Jun. 02, 2016 USD ($) ship entity T	Jun. 01, 2016 entity	May 20, 2016 ship	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship		2
Number of entities accounted for using equity method | entity			4
Losses on disposal of investments in equity accounted investees						$ 0	$ 24,150,000	$ 0
Authorised shares not yet issued, amount					$ 150,000,000	$ 150,000,000	$ 150,000,000	$ 150,000,000
Vessels
Disclosure of detailed information about business combination [line items]
Number of vessels assumed | ship				2
Captain Michael | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T		157,648
The Maria | Vessels
Disclosure of detailed information about business combination [line items]
Vessel, mass | T		157,523
Bretta Tanker Holdings, Inc.
Disclosure of detailed information about business combination [line items]
Number of vessels covered under the joint venture | ship				4
Laravotto and Fiorano
Disclosure of detailed information about business combination [line items]
Number of entities accounted for using equity method | entity		2
Loss recognized due to re-measurement to fair value		$ 13,500,000
Moneghetti and Fontvieille
Disclosure of detailed information about business combination [line items]
Number of entities accounted for using equity method | entity		2
Loss recognized due to re-measurement to fair value		$ 10,700,000
Larvotto Shipholding Ltd
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%				100.00%	100.00%
Fiorano Shipholding Ltd
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%				100.00%	100.00%
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	72.00%
Stock exchange ratio	72.72%
Equity interests of acquirer (in shares)	$ 60,900,000
Premium on stock exchange ratio	35.00%
Proportion of ownership interests held by non-controlling interests	28.00%
Laravotto and Fiorano
Disclosure of detailed information about business combination [line items]
Number of acquired companies | entity		2
Revenue of acquiree since acquisition date					4,800,000
Profit of acquiree since acquisition date					$ 100,000
Revenue of combined entity as if combination occurred at beginning of period							$ 698,300,000
Profit of combined entity as if combination occurred at beginning of period							$ 205,100,000
Fair value of pre-existing interests in Larvotto and Fiorano		$ (18,633,000)
Equity interests of acquirer (in shares)		$ (21,498,000)